Share Capital - Schedule of Regulatory Capital and Ratios (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure of Basel III captial disclosure [line items]
Common Equity Tier 1 (CET1) capital	$ 43,784	$ 40,327
Tier 1 capital	48,751	45,270
Total capital	56,145	52,119
Total risk-weighted assets (RWA)	$ 329,202	$ 326,120
CET1 ratio	13.30%	12.40%
Tier 1 capital ratio	14.80%	13.90%
Total capital ratio	17.10%	16.00%
Leverage ratio exposure	$ 1,133,983	$ 1,079,103
Leverage ratio	4.30%	4.20%
TLAC available	$ 99,150	$ 100,176
TLAC ratio	30.10%	30.70%
TLAC leverage ratio	8.70%	9.30%